CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2022
CONTRIBUTED EQUITY [Abstract]
Issued Capital
		2022	2021
	Note	US$	US$
Issued capital
140,288,491 (2021: 105,105,787) fully paid ordinary shares	11(a)	29,782,268	10,255,369

Movements in Issued Capital

(a)	Movements in issued capital

	Number of Ordinary Shares	Number of Performance Shares	US$
2022
Opening balance at July 1, 2021	105,105,787	39,600,000	10,255,369
Issue of shares – share placement (August 2021)	20,000,000	-	17,604,000
Issue of shares – exercise of options	15,182,704	-	2,353,704
Share issue costs	-	-	(430,805)
Closing balance at June 30, 2022	140,288,491	39,600,000	29,782,268
2021
Opening balance at incorporation	-	-	-
Issue of shares – incorporation (July 2020)	265	360	1
Issue of shares – seed placement (August-October 2020)	26,499,735	35,999,640	54,011
Reverse acquisition – shares issued to facilitators of reverse acquisition	2,650,000	3,600,000	852,478
Reverse acquisition – recognition of legal acquirer shares	57,386,667	-	5,581,274
Issue of shares – share placement (January 2021)	12,150,000	-	2,819,340
Issue of shares – exercise of options and performance rights	6,419,120	-	1,033,732
Share issue costs	-	-	(85,467)
Closing balance at June 30, 2021	105,105,787	39,600,000	10,255,369